UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

811-22228
Investment Company Act file number

PNMAC Mortgage Opportunity Fund, LP

3043 Townsgate Road  Westlake Village, California 91361

Derek W. Stark, Secretary
PNMAC MORTGAGE OPPORTUNITY FUND, LP
3043 Townsgate Road  Westlake Village, California 91361
 (818) 224-7050

Copies to:

Richard T. Prins, Esq.
Skadden, Arps, Slate, Meagher & Flom LLP
Four Times Square
New York, New York 10036

Date of fiscal year end: December 31

Date of reporting period:  March 31, 2016

Item 1. Consolidated Schedule of Investments.

PNMAC Mortgage Opportunity Fund, LP
Schedule of Investments
March 31, 2016 (Unaudited)

INVESTMENTS - 149%*
INVESTMENTS IN NONAFFILIATES - 132%*

Description	Note interest rate	Maturity date	State	Principal amount	Fair value
Mortgage loans
Mortgage Loan ID#1000043954	7.25%	5/1/2037	FL	$2,243,664	$1,822,992
Mortgage Loan ID#1000015063	7.38%	9/1/2036	FL	1,350,000	1,249,205
Mortgage Loan ID#1000043569	2.75%	9/1/2036	CA	1,500,000	945,233
Mortgage Loan ID#1000028984	2.00%	12/1/2036	CA	1,353,958	929,902
Mortgage Loan ID#1000002193	6.88%	5/1/2037	DC	990,000	903,132
Mortgage Loan ID#1000043880	3.00%	2/1/2035	OR	1,387,425	895,977
Mortgage Loan ID#1000035099	6.00%	7/1/2037	NY	999,000	856,951
Mortgage Loan ID#1000016663	6.88%	5/1/2037	OR	799,863	704,612
Mortgage Loan ID#1000016006	7.15%	2/1/2037	NY	641,150	673,207
Mortgage Loan ID#1000002189	5.13%	8/1/2055	NY	1,020,911	663,163
Mortgage Loan ID#1000029387	8.25%	6/1/2037	NY	600,000	630,000
Mortgage Loan ID#1000043694	5.50%	1/1/2043	CT	774,942	608,526
Mortgage Loan ID#1000000557	6.90%	3/1/2037	NJ	990,473	588,110
Mortgage Loan ID#1000015520	8.00%	11/1/2037	GA	1,000,000	579,510
Mortgage Loan ID#1000034768	3.00%	4/1/2036	NY	647,916	577,905
Mortgage Loan ID#1000001411	3.00%	7/1/2047	CA	832,829	576,125
Mortgage Loan ID#1000000560	6.80%	1/1/2037	NY	613,522	574,929
Mortgage Loan ID#1000035343	6.50%	12/1/2043	CA	892,358	563,759
Mortgage Loan ID#1000001651	3.00%	5/1/2055	FL	1,442,820	552,475
Mortgage Loan ID#1000026020	3.00%	6/1/2037	CA	551,553	543,526
Mortgage Loan ID#1000016833	6.50%	10/1/2037	NY	645,282	541,419
Mortgage Loan ID#1000026843	5.88%	9/1/2035	CA	536,000	524,567
Mortgage Loan ID#1000026795	3.00%	1/1/2049	CA	566,957	498,596
Mortgage Loan ID#1000026305	5.88%	10/1/2036	CA	595,536	498,142
Mortgage Loan ID#1000026032	4.00%	12/1/2036	HI	420,101	496,965
Mortgage Loan ID#1000043559	2.88%	8/1/2045	VA	626,192	490,746
Mortgage Loan ID#1000038435	6.75%	7/1/2037	CA	527,416	487,686
Mortgage Loan ID#1000002404	3.44%	9/1/2036	NY	755,396	486,855
Mortgage Loan ID#1000015179	4.25%	10/1/2043	CT	870,343	484,274
Mortgage Loan ID#1000001628	10.37%	5/1/2037	NY	451,250	473,813
Mortgage Loan ID#1000026350	6.50%	4/1/2037	NY	719,176	471,853
Mortgage Loan ID#1000043772	5.88%	7/1/2037	FL	920,218	471,827
Mortgage Loan ID#1000038468	6.13%	5/1/2038	NY	531,937	460,979
Mortgage Loan ID#1000035850	2.00%	4/1/2055	NY	691,138	459,200
Mortgage Loan ID#1000043744	6.38%	11/1/2036	CA	778,451	457,510
Mortgage Loan ID#1000029301	3.00%	11/1/2036	CA	581,007	457,099
Mortgage Loan ID#1000002184	2.00%	5/1/2054	NY	765,958	454,497
Mortgage Loan ID#1000028071	6.25%	11/1/2035	NJ	746,761	453,356
Mortgage Loan ID#1000035161	7.75%	9/1/2037	NJ	632,986	453,333
Other				214,142,325	119,812,630
				247,136,814	144,374,586

Description			State
Real estate acquired in settlement of loans
Property ID#1000043536			MN	860,000	863,969
Property ID#1000001643			FL	621,672	725,000
Property ID#1000027733			IL	573,919	680,000
Property ID#1000003584			MD	539,160	640,000
Property ID#1000027525			NJ	554,549	627,441
Property ID#1000027182			NV	649,095	598,000
Property ID#1000015506			FL	917,000	540,000
Property ID#1002229087			GA	545,063	500,000
Property ID#1000001655			NY	648,000	475,000
Property ID#1000016184			NJ	440,000	458,814
Property ID#1000035163			OR	689,500	450,000
Other				25,581,647	20,108,607
				32,619,605	26,666,831

TOTAL INVESTMENTS IN NONAFFILIATES (Cost $146,587,610)				279,756,419	171,041,417

INVESTMENTS IN AFFILIATES - 17%*

Name of Issuer				Shares	Fair value
Short-Term Investment
BlackRock Liquidity Funds: TempFund Institutional Shares ^				21,328,892	21,328,892

TOTAL INVESTMENTS IN AFFILIATES (Cost $21,328,892)				21,328,892	21,328,892

TOTAL INVESTMENTS (Cost $167,916,502)					192,370,309

LIABILITIES - 62%*
Description	Cusip	Note rate	Maturity date	Principal amount	Fair value
Asset-backed secured financing
PNMAC 2015-NPL1 A-1-144A ^	70932GAA8	4.00%	3/25/2055	$74,379,648	$73,449,902
PNMAC 2015-NPL1 A-1-REGS ^	U7088RAA5	4.00%	3/25/2055	6,575,979	6,493,779

TOTAL LIABILITIES (Proceeds $80,847,963)					79,943,681

Other assets in excess of other liabilities - 13%*					16,651,690

TOTAL PARTNERS' CAPITAL - 100%*					$129,078,318

* Percentages are stated as a percent of partners’ capital
^ Investment represents securities held or issued by related parties
All investments are in the United States of America.

Fair Value

PNMAC Mortgage Opportunity Fund, LP (“the Master Fund”) carries its investments and asset-backed notes at fair values with changes in fair value recognized in current period results of operations. The Master Fund groups its assets and liabilities at fair value in three levels, based on the markets in which the assets and liabilities are traded and the observability of the inputs used to determine fair value. The three levels are described below:

Level 1 – Quoted prices in active market for identical assets or liabilities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants would use in pricing an asset or liability and are developed based on market data obtained from sources independent of the Master Fund. These may include quoted prices for similar assets and liabilities, interest rates, prepayment speeds, credit risk and others.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect PNMAC Capital Management, LLC (the “Investment Manager”) own judgments about the factors that market participants use in pricing an asset or liability, and are based on the best information available in the circumstances.

As a result of the difficulty in observing certain significant valuation inputs affecting “Level 3” fair value financial statement items, the Investment Manager is required to make judgments regarding these items’ fair values.  Different persons in possession of the same facts may reasonably arrive at different conclusions as to the inputs to be applied in estimating the fair value of these financial statement items and their fair values.  Likewise, due to the general illiquidity of some of these financial statement items, subsequent transactions may be at values significantly different from those reported.

Following is a summary of financial statement items that are measured at fair value on a recurring basis for the period ended March 31, 2016:

Note 3—Fair Value
	Level 1	Level 2	Level 3	Total
Assets:
Short-term investment	$21,328,892	$-	$-	$21,328,892
Mortgage loans	-	-	144,374,586	144,374,586
Real estate acquired in settlement of loans	-	-	26,666,831	26,666,831
	$21,328,892	$-	$171,041,417	$192,370,309
Liabilities:
Asset-backed financing	$-	$-	$79,943,681	$79,943,681

There were no transfers of items measured at fair value between fair value hierarchy levels during the period ended March 31, 2016.

The following table presents a roll forward of the assets for which Level 3 inputs were used to determine value for the period ended March 31, 2016.

	Mortgage loans	REO	Total
Assets:
Balance at December 31, 2015	$147,321,277	$28,868,864	$176,190,141
Sales	-	(6,934,347)	(6,934,347)
Repayments	(2,526,341)	-	(2,526,341)
Capitalization of interest	1,735,689	-	1,735,689
Accrual of unearned discounts	4,393,311	-	4,393,311
Transfers of mortgage loans and advances to REO	(3,855,252)	4,678,209	822,957
Net gains/(losses) on investments:
Realized	(3,255,426)	(968,296)	(4,223,722)
Unrealized	561,328	1,022,401	1,583,729
Balance at March 31, 2016	$144,374,586	$26,666,831	$171,041,417

Changes in fair value recognized during the year
relating to assets still held at March 31, 2016	$1,312,088	$122,205	$1,434,293

Asset-backed financing

Liabilities:
Balance at December 31, 2015	$86,629,398
Sales	-
Repurchases	(6,542,187)
Net gains/(losses) on investments:
Unrealized	(143,530)
Balance at March 31, 2016	$79,943,681

Valuation Techniques and Assumptions

Mortgage Loans

The mortgage loans held by the Master Fund are generally not saleable into active mortgage loan markets. Therefore the Master Fund classifies these assets as “Level 3” fair value financial statement items, and their fair values are generally estimated using a discounted cash flow valuation model. Inputs to the model include current interest rates, mortgage loan amount, payment status and property type, and forecasts of future interest rates, home prices, prepayment speeds, default and loss severities.

The Investment Manager incorporates lack of liquidity into its fair value estimates based on the type of asset or liability measured and the valuation method used. For example, for mortgage loans where the significant inputs have become unobservable due to illiquidity in the markets for distressed mortgage loans or non-Agency, non-conforming mortgage loans, a discounted cash flow technique is used to estimate fair value. This technique incorporates forecasting of expected cash flows discounted at an appropriate market discount rate that is intended to reflect the lack of liquidity in the market.

Changes in fair value attributable to investment-specific credit risk are measured by the effect on the mortgage loan’s fair value of changes in the respective mortgage loan’s delinquency status and history at period-end from the later of the beginning of the period or acquisition date.

The significant unobservable inputs used in the fair value measurement of the Master Fund’s mortgage loans are discount rate, home price projections, voluntary prepayment speeds and default speeds. Significant changes in any of those inputs in isolation could result in a significant change to the loans’ fair value measurement. Increases in home price projections are generally accompanied by an increase in voluntary prepayment speeds.

Following is a quantitative summary of key assumptions used in the valuation of mortgage loans at fair value:

Valuation techniques	Key inputs	Range (Weighted average)
Discounted cash flow	Discount rate	2.5% - 27.0%
(8.5%)
	Twelve-month housing price index change	2.7% - 4.8%
(3.5%)
	Voluntary Prepayment speed (Life voluntary CRR) (1)	0.0% - 100.0% (3.0%)
	Total Prepayment speed (Life total CPR) (2)	1.8% - 100.0%
(16.3%)
(1) Prepayment speed is measured using Constant Repayment Rate. (2) Prepayment speed is measured using Conditional Prepayment Rate.

Real Estate Acquired in Settlement of Loans

Fair value of real estate acquired in settlement of loans (“REO”) is determined by using a current estimate of fair value from a broker’s price opinion, a full appraisal or the price given in a pending contract of sale. REO fair value values are reviewed by the Investment Manager’s staff appraisers when the Master Fund obtains multiple indications of fair value and there are significant differences between the fair values. The Investment Manager’s staff appraisers will attempt to resolve the differences between the indications of fair value. In circumstances where the appraisers are not able to generate adequate data to support a fair value conclusion, the staff appraisers will order an additional appraisal to resolve the property’s fair value.

REO may be subsequently revalued due to the Master Fund receiving greater access to the property, the property being held for an extended period or management receiving indications that the property’s value may not be supported by developing market conditions.

Asset-Backed Secured Financing

The fair value of the Master Fund’s asset-backed secured financing is estimated based on quoted indications of fair value provided by non-affiliate brokers.

Item 2. Controls and Procedures.

(a)
The Registrant’s Chief Executive Officer and Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  PNMAC Mortgage Opportunity Fund, LP

By (Signature and Title)  /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date  May 25, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Stanford L. Kurland
Stanford L. Kurland, CEO

Date  May 25, 2016

By (Signature and Title)  /s/ Anne D. McCallion
Anne D. McCallion, CFO

Date  May 25, 2016